INCOME TAX	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
INCOME TAX

NOTE 8 – INCOME TAXES

The income tax provision for the years ended December 31, 2024 and 2023 was as follows:

	December 31,
	2024	2023
Current:
U.S. federal	$79,500	$131,500
State and local	500	500
	80,000	132,000
Deferred:
U.S. federal	(209,000)	(257,000)
State and local	-	-)
	(209,000)	(257,000)
Change in valuation allowance	209,000	257,000
Provision for income taxes	$80,000	$132,000

A reconciliation of the federal income tax rates to the Company’s effective tax rates for the years ended December 31, 2024 and 2023 consist of the following:

	2024	2023
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	0.0%	0.0%
Change in state rate	(0.0)%	(6.3)%
Change in non-deductible merger expenses	(15.0)%	-%
Change in valuation allowance	(9.7)%	(1.7)%
Effective rate	(3.7)%	13.0%

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 are summarized below.

	2024	2023
Deferred tax asset:
Net operating losses	$-	$-
Organization costs/startup costs	842,000	633,000
Total deferred tax asset	842,000	633,000
Less valuation allowance	(842,000)	(633,000)
Net deferred income tax liability	$-	$-

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance of $842,000 and $633,000 was required as of December 31, 2024 and 2023, as the Company determined it is more likely than not the deferred tax assets will not be realized. Our net deferred tax asset and valuation allowance increased by $209,000 and $257,000 for the years ended December 31, 2024 and 2023, respectively. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company files income tax returns in the U.S. and Massachusetts jurisdictions and is subject to examination by the various taxing authorities.

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAX

NOTE 11 – INCOME TAX

The provision for income taxes consists of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Current:
Federal and state	$50	$50
Foreign	2,046	4,526
Total Current	2,096	4,576
Deferred:
Federal and state	-	-
Foreign	546,543	618,045
Total Deferred	546,543	618,045
Valuation allowance	(546,543)	(618,045)
Provision for income taxes	$2,096	$4,576

At December 31, 2023, the Company has net operating losses in the United States of approximately $1,178,000, losses in the United Kingdom of approximately $12,910,000, losses in Italy of approximated $100, and losses in Switzerland of approximately $117,000. These losses can be carried forward to offset future taxable income. Deferred tax assets would arise from the recognition of anticipated utilization of these net operating losses to offset future taxable income.

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

The income tax (benefit) provision consists of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Current	$2,096	$4,576
Deferred	(546,543)	(618,045)
Change in valuation allowance	546,543	618,045
	$2,096	$4,576

The reconciliation of Company’s statutory tax rate to the Company’s effective income tax rate follows:

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
	Amount	Percent	Amount	Percent
United Kingdom income tax rate	$(496,096)	19%	$(612,576)	19%
Italy income tax rate	-	28%	-	28%
U.S. federal income tax rate	(52,500)	21%	(9,450)	21%
Switzerland income tax rate	(43)	9%	(595)	9%
Change in valuation allowance	546,543	-92%	618,045	-92%
Net	$2,096	-	$4,576	-

The Company’s deferred income tax assets and liabilities consist of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	$	$
Net operating losses	2,189,310	1,845,325
Software development costs	372,681	462,469
Total deferred tax assets	2,561,991	2,307,794
Valuation allowance	(2,561,991)	(2,307,794)

Deferred tax liabilities	(1,237)	(1,194)
Net deferred tax assets (liabilities)	$(1,237)	$(1,194)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. The value of the deferred tax assets was offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

The Company follows FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2023, the Company had no unrecognized tax benefits and no charge during 2023, and accordingly, the Company did not recognize any interest or penalties during 2023 related to unrecognized tax benefits. There is no accrual for uncertain tax positions as of December 31, 2023.

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

The Company files U.S. income tax returns and a state income tax return. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2020 and thereafter are subject to examination by the relevant taxing authorities.